SEGMENT REPORTING - Additional Information (Details)	12 Months Ended
Dec. 31, 2016
Geographic Concentration Risk | Net Assets, Geographic Area | PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	58.60%
Geographic Concentration Risk | Net Assets, Geographic Area | Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	24.10%
Customer Concentration Risk | Sales Revenue | Minimum [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	10.00%